Collaboration and License Agreements - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended																				6 Months Ended		12 Months Ended				1 Months Ended										3 Months Ended		6 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended			3 Months Ended	6 Months Ended			1 Months Ended	6 Months Ended
	May 31, 2013	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2012 Novartis AG	Feb. 28, 2009 Novartis AG	Apr. 30, 2012 Novartis AG Absent Collaboration Revenue Acceleration	Oct. 31, 2011 Merck	Aug. 31, 2009 Merck	Jul. 31, 2009 Merck	Oct. 31, 2011 Merck Milestone One	Oct. 31, 2011 Merck Milestone Two	Nov. 30, 2012 Biogen Idec	Oct. 31, 2011 Biogen Idec	Jun. 30, 2013 Biogen Idec	Jun. 30, 2012 Biogen Idec	Jun. 30, 2013 Biogen Idec	Jun. 30, 2012 Biogen Idec	Oct. 31, 2011 Biogen Idec Phase 2 Clinical Trial	Oct. 31, 2011 Biogen Idec Phase 3 Clinical Trial	Oct. 31, 2011 Biogen Idec Convertible Preferred Stock	Dec. 31, 2012 Biogen Idec Collaborative Arrangement	Dec. 31, 2011 Biogen Idec Collaborative Arrangement	Dec. 31, 2011 Biogen Idec Under Previous Accounting Guidance for Multiple Element Arrangements	Oct. 31, 2012 Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer)	Jun. 30, 2013 Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer) Collaborative Arrangement	Jun. 30, 2013 Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer) Collaborative Arrangement	Dec. 31, 2012 Bristol-Myers Squibb Company (BMS) and Pfizer Inc. (Pfizer) Collaborative Arrangement	Jan. 31, 2013 Lee's Pharmaceutical (HK) Ltd (Lee's)	Jun. 30, 2013 Lee's Pharmaceutical (HK) Ltd (Lee's) Collaborative Arrangement	Jun. 30, 2013 Lee's Pharmaceutical (HK) Ltd (Lee's) Collaborative Arrangement	Jun. 30, 2013 Aciex Therapeutics, Inc. (Aciex)	Jun. 30, 2013 Aciex Therapeutics, Inc. (Aciex)	Feb. 01, 2013 Bayer Pharma AG	Feb. 01, 2013 Janssen Pharmaceuticals, Inc.	Feb. 01, 2013 Bayer Pharma, AG (Bayer) and Janssen Pharmaceuticals, Inc. (Janssen)	Jun. 30, 2013 Bayer Pharma, AG (Bayer) and Janssen Pharmaceuticals, Inc. (Janssen) Collaborative Arrangement	Jun. 30, 2013 Bayer Pharma, AG (Bayer) and Janssen Pharmaceuticals, Inc. (Janssen) Collaborative Arrangement	Jun. 30, 2013 Daiichi Sankyo, Inc. (Daiichi)	Jun. 30, 2013 Daiichi Sankyo, Inc. (Daiichi) Collaborative Arrangement	Jul. 31, 2013 Daiichi Sankyo, Inc. (Daiichi) Subsequent Event	Jun. 30, 2013 PORTOLA PHARMACEUTICALS INC
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront and non-refundable fee																											$ 125,000,000		$ 75,000,000			$ 50,000,000					$ 36,000,000											$ 2,000,000				$ 700,000					$ 2,500,000	$ 2,500,000	$ 5,000,000					$ 6,000,000
License fee receivable upon occurrence of certain development and regulatory events																													505,000,000				420,000,000			370,000,000	508,500,000					23,000,000	485,500,000
Clinical trial costs company must fund																													18,000,000		1,000,000
Increase in collaborative revenue																						2,991,000	(68,730,000)	(65,426,000)	(35,387,000)	(14,095,000)		65,100,000
Impact of scenario on net income																														(65,100,000)																	3,400,000
Net income (loss)		(21,598,000)	[1]	(18,142,000)	[1]	(13,781,000)	[1]	(11,488,000)	[1]	49,762,000	[1]	(13,127,000)	[1]	20,004,000	[1]	6,595,000	[1]	(3,643,000)	[1]	(2,971,000)	[1]	(39,741,000)	36,636,000	11,366,000	19,984,000	(20,269,000)				53,700,000
Net income (loss) per share		$ (1.47)	[1]	$ (12.94)	[1]																							$ 0.00		$ (3.98)
Sale of stock, value																																												9,000,000
Sale of stock, shares	9,686,171																																											636,042
Premium on sale of stock																																												1,100,000
Etimated partial reimbursement of research and development services																																					22,900,000
Non-contingent consideration being recognized as revenue over estimated period of performance																																		36,000,000	22,900,000																												3,000,000
Performance period																																					2 years
Collaboration revenue recognized																																														37,100,000			1,100,000	3,100,000	2,000,000		52,000	52,000						1,300,000	2,400,000		125,000
Reduction in research and development expense																																						164,000	2,100,000	494,000	4,800,000				6,500,000	734,000
Notice period for agreement termination																																				120 days																60 days
Additional upfront and non-refundable fee																																																4,000,000									250,000	250,000	500,000
Deferred revenue																																																6,000,000	900,000	900,000	4,000,000		648,000	648,000						2,600,000	2,600,000		2,900,000
Development costs, percent																																																								60.00%									40.00%
Research and development																						38,556,000	26,049,000	49,717,000	46,089,000	43,260,000																													0	0
Collaborative arrangement upfront payment to be received																																																														6,000,000
Upfront fee subject to refund																																																														3,000,000
Contingent consideration of collaboration arrangement																																																															$ 3,000,000

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.